Significant Accounting Policies - Schedule of Third-Party Application Stores and Other Payment Channels Accounting Receivables (Detail) - Accounts Receivable [Member] - Credit Concentration Risk [Member]
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Third-party Payment Channel A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	23.00%	40.00%
Third-party Payment Channel B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	21.00%
Third-party Payment Channel C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	19.00%	15.00%
Third-party Payment Channel D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	5.00%	22.00%